Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan
1.
DESCRIPTION OF THE PLAN

The following brief description of The Lubrizol Corporation Employees’ Profit Sharing and Savings Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for more complete information.

General—The Lubrizol Corporation (the “Company”) established the Plan for the purpose of encouraging employee long-term, tax-deferred savings for retirement. The Plan is subject to the reporting and disclosure requirements, the vesting standards and the fiduciary responsibility requirements of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

All investments of the Plan are held by Empower Trust Company, LLC (“Trustee”) in participant-directed investment funds and the Plan’s recordkeeper is Empower Retirement, LLC (“Empower”).

Administration—The Plan is administered by the Employee Benefits Administrative Committee (the “Committee”), which is appointed by the Chief Executive Officer of the Company. The Committee’s powers and duties relate to the issuance of interpretive rules and regulations in accordance with the Plan document, including determination of the method and timing of benefit distributions and authorization of disbursements from the Plan, as well as the selection of the recordkeeper.

The Retirement and Savings Plans Investment Committee, which is also appointed by the Chief Executive Officer of the Company, reviews and approves investment and funding strategies, objectives and policies, and makes any necessary or desirable changes; reviews, selects and monitors the performance of investment options for participants in the Plan; and appoints and removes investment managers, trustees, consultants and other service providers (other than the recordkeeper) and monitors the performance, fees and expenses of each. The Plan document and trust agreement provide that the Trustee of the Plan shall hold, invest, reinvest, manage, and administer all assets of the Plan as a trust fund for the exclusive benefit of participants and their beneficiaries.

Participation and Contributions—All regular employees of the Company and of participating subsidiaries and affiliates are eligible for participation on the first day of covered employment.

The combined before-tax (“CODA”), after-tax Roth 401(k) (“Roth”) and after-tax (“Supplemental”) contributions are limited to 75% of eligible compensation for both highly and non-highly compensated employees. Company Matching contributions equal 100% of an employee’s combined CODA, Roth and Supplemental contributions up to 6% of the employee’s eligible compensation. This matching contribution is intended to enable the Plan to meet the rules of a 401(k) safe harbor plan. The maximum eligible compensation set by the Internal Revenue Service for purposes of allocating Plan contributions was $350,000 and $345,000 for 2025 and 2024, respectively.

CODA and Company Matching contributions are excluded from the participants’ taxable income until such amounts are received by them as a distribution from the Plan. Roth and Supplemental contributions are made on an after-tax basis and are therefore included in the participants’ taxable income in the period of contribution. Participants who turned at least age 50 during 2025 or 2024 were eligible to elect to make an additional before-tax or Roth Catch-up contribution of up to $7,500 for 2025 and 2024, or up to $11,250 for participants who turned age 60, 61, 62, or 63 for 2025, if they met one of the following conditions:

a.
Elected to make before-tax and Roth 401(k) contributions of 75% of eligible compensation; or
b.
Contributed $23,500 or $23,000 for the 2025 or 2024 plan years, respectively.

Newly eligible employees, both new hires and rehires, are subject to automatic enrollment. Participants will be automatically enrolled in the Plan at a CODA contribution rate of 6%.

There is a 30-day opt-out period during which participants may change their CODA contribution rate or elect not to contribute (“opt-out”). If participants do not make a positive election or opt-out, contributions will begin to be withheld as soon as administratively possible following the end of the 30-day period. CODA contributions and Company Matching contributions will be invested in the applicable State Street Target Retirement Fund that most closely matches a retirement age of 65. Once enrolled, participants may choose to change the election percentage, reallocate investments or stop contributing at any time.

For participants who become participants on or before January 1 of the current year with plan contribution rates between 0% and 14% of pay (whether those contributions are CODA, Roth, Supplemental, or any combination) as of July 1 of the current year, such participants will automatically have their CODA contribution rate increase to the next higher full percent starting the first full pay period after July 1 of the current year (or as soon thereafter as administratively practicable). Automatic escalation will continue each year until participants are contributing 15%, which is an increase from 10% in 2024.

For participants who become participants after January 1 of any year, automatic escalation will work as described above, except that the first automatic escalation will not occur until July 1 of the year following the year a participant was hired.

Any additional contributions made to a participant’s Plan account as a result of auto escalation will be invested in the Plan’s core investment funds in accordance with the participant’s election on file. If a participant does not have an election on file, those amounts will be invested in the applicable State Street Target Retirement Fund that most closely matches a retirement age of 65.

Participants have the right to opt-out of their scheduled auto escalation before it would otherwise take effect. The opt-out election affects only the 12-month period for which the election is made. If the participant does not want to be automatically escalated on the following July 1, the participant will need to opt-out again.

The Company contributes an annual amount (“Age-Weighted Contribution”) to the Plan for certain employees. The Age-Weighted Contribution is determined according to the rules contained in the Plan document and is allocated to each participant’s account based upon the year-end compensation and age of the employee, as defined in the Plan document.

The following table shows the percentage of compensation the Company will contribute to a participant’s account.

Participant’s age on last day of Plan Year	Contribution percentage
Under Age 36	3.00%
36 – 40	3.75%
41 – 45	4.50%
46 – 50	5.25%
51 – 55	6.00%
56 – 60	6.75%
Age 61 and Older	7.50%

The Company may also contribute a portion of its adjusted consolidated net income, as defined in the Plan document, to the Plan (“Profit Sharing”). The Profit Sharing contributions are determined by the Organization and Compensation Committee of the Company and are allocated to each participant’s profit sharing account based upon the year-end compensation of the employee, as defined in the Plan document. Future Profit Sharing contributions are not anticipated at this time.

In addition to the above contributions, the Plan provides for rollover contributions (described in Sections 402, 403 and 408 of the Internal Revenue Code) and transferred contributions from certain other tax-qualified plans by or on behalf of an employee in accordance with procedures established by the Company. The Plan does not accept Roth rollover contributions.

Participant Accounts—Each participant’s account is credited with the participant’s contributions, allocations of the Company Matching, Age-Weighted, and Profit Sharing contributions, income from investments, gains or losses on sales of investments, appreciation or depreciation in the market value of investments and expenses, if any. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Investment of Contributions—Participants elect investment of their CODA, Roth and Supplemental contributions in one or more of the Plan’s investment funds in 1% increments. All participants, regardless of age or vested ownership percentage, are able to direct the investment of the Company Matching and Age-Weighted contributions made to their account into any of the Plan’s investment funds. Participants may elect to change their investment elections as to future contributions and may also elect to reallocate once daily a portion or all of past CODA, Roth, Supplemental, Company Matching, Catch-up, Roth Catch-up, Age-Weighted, and Profit Sharing contributions among the available investment funds in increments of 1% of the total amount to be reallocated or through the transfer of specified amounts. Participants may elect investment of their CODA, Roth and Supplemental contributions, up to 50% of their vested account balance, in one or more mutual funds through a self-directed brokerage account.

If an employee does not make an investment election, any CODA, Roth, Supplemental, Company Matching, Catch-up, Roth Catch-up, Age-Weighted, and Profit Sharing contributions will be deposited in the applicable State Street Target Retirement Fund with the date that most closely matches a retirement age of 65.

Vesting and Distributions—Participants are immediately vested in employee and certain Company contributions.

Active participants vest in the Age-Weighted Contribution at a rate of 34% after one year of eligible service, 67% after two years of eligible service and 100% after three years. Participants also will become 100% vested if their participation in the Plan ends due to retirement on or after age 55, total and permanent disability, or death.

Participants may request voluntary withdrawals of their Supplemental contributions and may also apply for hardship withdrawals from their CODA, Roth, Catch-up and Roth Catch-up contributions, subject to adherence to Internal Revenue Service regulations as determined by the Plan’s recordkeeper, or request an in-service distribution upon attainment of age 59 1⁄2. Active participants may request an in-service distribution of Company Matching contributions attributable to periods prior to January 1, 2015 at age 55, and Company Matching contributions attributable to periods on and after January 1, 2015 at age 59 1⁄2.

Participants may request an in-service distribution of their Age-Weighted Contributions upon attainment of age 59-1/2. Upon attainment of age 55, vested active participants may request an in-service distribution. If a distribution is made prior to age 59-1/2, it can be in the form of monthly, quarterly or annual installments over a fixed period of time, not to exceed the lifetime of the participant or as a lump-sum distribution. These installments may be adjusted in the year a participant reaches age 59-1/2 or becomes disabled. Hardship withdrawals of Age-Weighted Contributions are not allowed under the Plan.

When a participant’s employment terminates, the participant’s vested account balances may be distributed in a single lump sum. Participants may also elect installment distribution payments or partial withdrawals of their vested account balance. Amounts distributed from the Berkshire Hathaway Class B Stock Fund are paid in the form of Class B shares of Berkshire Hathaway or their cash equivalent at the participant’s election.

The Plan provides for the automatic distribution of Plan balances of a separated participant (or a participant’s beneficiary, in the event of the participant’s death) of $7,000 or less, which is an increase from $5,000 or less in 2024 and, if the Participant does not otherwise elect to receive such distribution as a payment or as direct rollover to another plan, to provide for the rollover of such balance to an individual retirement account established for the Participant.

Notes Receivable From Participants—The Plan allows participants to borrow up to the lesser of $50,000, 100% of the value of their CODA, Roth, Catch-up, vested Matching and Rollover accounts, or 50% of their vested total account balance. Each participant is restricted to two outstanding loans at a time, and the minimum loan is $1,000.

Participant loans accrue interest at a rate fixed at the time of the borrowings. Loan repayments are made through payroll deductions and are credited to the participant’s account. The repayment period may not be more than five years except for loans issued to purchase a principal residence, which may be repaid within fifteen years.

Forfeited Accounts—Forfeited nonvested accounts may be used to reduce future Company contributions or offset Plan expenses.

In 2025 and 2024, the forfeiture balance at year end totaled $215,468 and $342,203, respectively. Subsequent to year end 2025 and 2024, $223,067 and $371,929 of the current forfeiture balance, respectively, was used to reduce Company contributions and is netted with the respective year’s contribution receivable balance.